Property and equipment, net - Schedule of property and equipment, net (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment, Gross [Abstract]
Gross carrying amount	¥ 132,152,547		¥ 128,219,329
Less: accumulated depreciation	(107,041,834)		(90,427,641)
Property and equipment, net	25,110,713	$ 3,940,419	37,791,688
Computer and transmission equipment [Member]
Property, Plant and Equipment, Gross [Abstract]
Gross carrying amount	100,007,413		96,712,005
Leasehold improvements [Member]
Property, Plant and Equipment, Gross [Abstract]
Gross carrying amount	24,462,607		24,726,231
Furniture and office equipment [Member]
Property, Plant and Equipment, Gross [Abstract]
Gross carrying amount	7,272,327		6,370,893
Motor vehicles [Member]
Property, Plant and Equipment, Gross [Abstract]
Gross carrying amount	¥ 410,200		¥ 410,200